Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property, plant and equipment

Acquisition or manufacturing costs

in € K

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2025	translation	group	Additions	Reclassifications (1)	Disposals	2025

Land	63,134	(3,858)	—	10,178	2,549	(480)	71,523
Buildings and improvements	4,580,202	(431,944)	(5,549)	197,168	173,216	(107,161)	4,405,932
Machinery and equipment	5,525,448	(406,550)	2,161	271,610	19,024	(316,502)	5,095,191
Rental & loaned equipment	891,699	(30,467)	(13,310)	99,178	65,126	(62,528)	949,698
Construction in progress	385,659	(20,832)	—	246,507	(257,694)	(3,006)	350,634
Property, plant and equipment	11,446,142	(893,651)	(16,698)	824,641	2,221	(489,677)	10,872,978
(1)	Includes amounts reclassified as assets held for sale.

Acquisition or manufacturing costs

in € K

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications (1)	Disposals	2024

Land	65,649	(773)	(452)	453	(835)	(908)	63,134
Buildings and improvements	4,306,223	199,727	(10,821)	35,332	173,622	(123,881)	4,580,202
Machinery and equipment	5,354,640	174,082	(24,624)	272,238	(38,940)	(211,948)	5,525,448
Rental & loaned equipment	873,055	7,820	(4,742)	87,501	10,862	(82,797)	891,699
Construction in progress	384,052	1,247	(236)	250,854	(241,893)	(8,365)	385,659
Property, plant and equipment	10,983,619	382,103	(40,875)	646,378	(97,184)	(427,899)	11,446,142

(1)	Includes amounts reclassified as assets held for sale.

Accumulated depreciation and impairment

in € K

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2025	translation	group	Additions	Impairment	Reclassifications (1)	Disposals	2025

Land	457	(49)	—	—	50	(3)	—	455
Buildings and improvements	3,199,847	(317,718)	(5,325)	242,021	3,545	942	(104,047)	3,019,265
Machinery and equipment	4,011,144	(286,739)	(3,667)	343,864	5,578	(11,718)	(291,384)	3,767,078
Rental & loaned equipment	588,568	(26,046)	(7,388)	88,685	574	12,680	(57,186)	599,887
Construction in progress	—	—	—	—	—	—	—	—
Property, plant and equipment	7,800,016	(630,552)	(16,380)	674,570	9,747	1,901	(452,617)	7,386,685
(1)	Includes amounts reclassified as assets held for sale.

Accumulated depreciation and impairment

in € K

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2024	translation	group	Additions	Impairment	Reclassifications (1)	Disposals	2024

Land	512	(19)	—	—	340	(340)	(36)	457
Buildings and improvements	2,904,572	148,407	(4,661)	260,168	32,010	(24,597)	(116,052)	3,199,847
Machinery and equipment	3,721,399	118,873	(7,746)	389,972	34,363	(39,948)	(205,769)	4,011,144
Rental & loaned equipment	574,305	10,900	(4,176)	72,685	10,928	2,895	(78,969)	588,568
Construction in progress	51	—	—	—	—	(51)	—	—
Property, plant and equipment	7,200,839	278,161	(16,583)	722,825	77,641	(62,041)	(400,826)	7,800,016
(1)Includes amounts reclassified as assets held for sale.

Book value

in € K

	December 31,	December 31,
	2025	2024

Land	71,068	62,677
Buildings and improvements	1,386,667	1,380,355
Machinery and equipment	1,328,113	1,514,304
Rental & loaned equipment	349,811	303,131
Construction in progress	350,634	385,659
Property, plant and equipment	3,486,293	3,646,126